Document and Entity Information	Jun. 28, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 28, 2022
Entity Registrant Name	ENERPAC TOOL GROUP CORP
Entity Incorporation, State or Country Code	WI
Entity File Number	001-11288
Entity Tax Identification Number	39-0168610
Entity Address, Address Line One	N86 W12500 WESTBROOK CROSSING
Entity Address, City or Town	MENOMONEE FALLS
Entity Address, State or Province	WI
Entity Address, Postal Zip Code	53051
City Area Code	262
Local Phone Number	293-1500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000006955
Title of 12(b) Security	Class A Common Stock, par value $0.20 per share
Trading Symbol	EPAC
Security Exchange Name	NYSE